Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Chestnut Street Exchange Fund
Entity Central Index Key	0000019780
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Chestnut Street Exchange Fund
Shareholder Report [Line Items]
Fund Name	Chestnut Street Exchange Fund
Class Name	Chestnut Street Exchange Fund
Trading Symbol	CHNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Chestnut Street Exchange Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/chestnutstreet/. You can also request this information by contacting us at 1-866-311-7541.
Additional Information Phone Number	1-866-311-7541
Additional Information Website	https://funddocs.filepoint.com/chestnutstreet/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chestnut Street Exchange Fund	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://funddocs.filepoint.com/chestnutstreet/ for more recent performance information.
Net Assets	$ 170,410,636
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$170,410,636
Number of Holdings	38
Portfolio Turnover Rate	0%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	25.9%
Financials	13.6%
Health Care	12.8%
Industrials	11.1%
Communication Services	10.5%
Materials	7.6%
Consumer Staples	6.5%
Consumer Discretionary	6.0%
Energy	4.8%
Cash & Other	1.2%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	8.6%
Apple, Inc.	6.6%
JPMorgan Chase & Co.	5.5%
Moody’s Corp.	5.3%
Abbott Laboratories	4.8%
Union Pacific Corp.	4.8%
Alphabet, Inc.	4.5%
Air Products and Chemicals, Inc.	4.3%
Oracle Corp.	4.1%
Emerson Electric Co.	4.1%

Updated Prospectus Web Address	https://funddocs.filepoint.com/chestnutstreet/.